Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,311,121)	$ (583,022)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	344,940	403,510
Stock-based compensation	145,261	11,559
(Gain) loss on fair value of interest rate swap	74,673	(94,157)
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	1,242,201	93,384
Work-in-progress	(3,810)	(44,193)
Inventory	(11,125)	(1,184)
Costs and estimated earnings in excess of billings	849,241
Other current assets	(124,232)	(45,257)
Accounts payable	(1,034,352)	107,775
Promissory notes payable	38,624	38,623
Accrued expenses	81,208	113,415
Derivative instruments - interest rate swap	(632,000)
Deferred revenue	72,730	40,654
Other	(10,337)	(1,000)
Net cash provided by (used in) operating activities	(278,099)	40,107
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from short-term investments		67,466
Payable to former owners of acquired company		(735,872)
Payments for project development costs, net of reimbursements	(46,307)	(237,280)
Payments for property and equipment	(15,473)	(67,576)
Net cash provided by (used in) investing activities	(61,780)	(973,262)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in restricted cash	256,217	(302,201)
Escrow deposits related to long-term debt, net	(49,375)	(46,726)
Cash dividends paid	(111,141)	(79,603)
Proceeds from sale of preferred stock of subsidiary	50,000
Proceeds from notes payable	642,212	280,000
Principal payments on bank notes payable	(180,835)	(83,377)
Payments of loan costs	(195,930)
Net cash provided by (used in) financing activities	411,148	(231,907)
NET INCREASE (DECREASE) IN CASH	71,269	(1,165,062)
CASH BEGINNING OF THE PERIOD	1,280,681	2,031,039
CASH END OF THE PERIOD	1,351,950	865,977
Cash paid during the year for:
Interest	164,075	23,003
NONCASH INVESTING AND FINANCING ACTIVITIES
Series A dividend payment in common stock	5,316	98,542
Issuance of common stock upon conversion of Series A preferred stock	131,035
Issuance of promissory note for Series A preferred stock dividend	46,613
Use of escrow funds to reduce due to former owners of acquired company		250,000
Issuance of common stock for PVPower acquisition	64,730
Series A preferred stock dividend		$ 96,400